Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	¥ 2,532,599	¥ 1,683,958
Total gains (losses) for the period included in earnings, Assets	(97,217)	143,756
Total gains (losses) for the period included in other comprehensive income, Assets	7,974	22,810
Purchases, Assets	371,777	734,566
Issues, Assets	(312)	(355)
Sales, Assets	(2,578)	(2,100)
Settlements, Assets	(174,591)	(160,381)
Transfers into Level 3, Assets	64,404	10,442
Transfers out of Level 3, Assets	1,452	(55,746)
Level 3 assets, Ending balance	2,703,508	2,376,952
Change in unrealized gains (losses) for assets still held at period end	(66,788)	156,156
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	137,851	141,867
Total gains (losses) for the period included in earnings, Liabilities	(2,319)	(24,475)
Total gains (losses) for the period included in other comprehensive income, Liabilities	(3,502)	(5,791)
Purchases, Liabilities	0	0
Issues, Liabilities	9,028	28,133
Sales, Liabilities	0	0
Settlements, Liabilities	(39,451)	(54,619)
Transfers into Level 3, Liabilities	2,213	5,147
Transfers out of Level 3, Liabilities	(8,384)	(48,605)
Level 3 liabilities, Ending balance	107,078	102,189
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(48)	(6,980)
Obligation to return securities received as collateral
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	71,399	68,204
Total gains (losses) for the period included in earnings, Liabilities	0	0
Total gains (losses) for the period included in other comprehensive income, Liabilities	0	0
Purchases, Liabilities	0	0
Issues, Liabilities	0	5,053
Sales, Liabilities	0	0
Settlements, Liabilities	(17,572)	0
Transfers into Level 3, Liabilities	0	0
Transfers out of Level 3, Liabilities	0	0
Level 3 liabilities, Ending balance	53,827	73,257
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	0	0
Other
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	66,452	73,663
Total gains (losses) for the period included in earnings, Liabilities	(2,319)	(24,475)
Total gains (losses) for the period included in other comprehensive income, Liabilities	(3,502)	(5,791)
Purchases, Liabilities	0	0
Issues, Liabilities	9,028	23,080
Sales, Liabilities	0	0
Settlements, Liabilities	(21,879)	(54,619)
Transfers into Level 3, Liabilities	2,213	5,147
Transfers out of Level 3, Liabilities	(8,384)	(48,605)
Level 3 liabilities, Ending balance	53,251	28,932
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(48)	(6,980)
Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	2,041,954	1,182,319
Total gains (losses) for the period included in earnings, Assets	(86,296)	149,674
Total gains (losses) for the period included in other comprehensive income, Assets	(5,778)	0
Purchases, Assets	356,780	494,881
Issues, Assets	0	0
Sales, Assets	(2,059)	(626)
Settlements, Assets	(141,812)	(9,895)
Transfers into Level 3, Assets	78,484	145
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	2,241,273	1,816,498
Change in unrealized gains (losses) for assets still held at period end	(88,871)	148,307
Trading account, debt securities | Foreign government and official institution bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	101	1,168
Total gains (losses) for the period included in earnings, Assets	(1)	122
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	7
Issues, Assets	0	0
Sales, Assets	0	(7)
Settlements, Assets	(100)	(1,140)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	0	150
Change in unrealized gains (losses) for assets still held at period end	0	(1)
Trading account, debt securities | Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	0
Total gains (losses) for the period included in earnings, Assets	(3,751)
Total gains (losses) for the period included in other comprehensive income, Assets	0
Purchases, Assets	38,158
Issues, Assets	0
Sales, Assets	0
Settlements, Assets	0
Transfers into Level 3, Assets	78,460
Transfers out of Level 3, Assets	0
Level 3 assets, Ending balance	112,867
Change in unrealized gains (losses) for assets still held at period end	(3,751)
Trading account, debt securities | Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	1,352,755	668,911
Total gains (losses) for the period included in earnings, Assets	(74,833)	108,122
Total gains (losses) for the period included in other comprehensive income, Assets	(5,778)	0
Purchases, Assets	311,613	345,917
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(121,635)	(4,191)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	1,462,122	1,118,759
Change in unrealized gains (losses) for assets still held at period end	(74,912)	107,898
Trading account, debt securities | Other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	536,846	334,124
Total gains (losses) for the period included in earnings, Assets	(8,673)	42,225
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	141,000
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	528,173	517,349
Change in unrealized gains (losses) for assets still held at period end	(8,673)	42,225
Trading account, equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	152,252	178,116
Total gains (losses) for the period included in earnings, Assets	962	(795)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	7,009	7,957
Issues, Assets	0	0
Sales, Assets	(2,059)	(619)
Settlements, Assets	(20,077)	(4,564)
Transfers into Level 3, Assets	24	145
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	138,111	180,240
Change in unrealized gains (losses) for assets still held at period end	(1,535)	(1,815)
Trading derivatives—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	58,906	81,096
Total gains (losses) for the period included in earnings, Assets	2,123	(12,416)
Total gains (losses) for the period included in other comprehensive income, Assets	981	1,836
Purchases, Assets	670	4
Issues, Assets	(312)	(355)
Sales, Assets	0	0
Settlements, Assets	(7,460)	(10,117)
Transfers into Level 3, Assets	(14,859)	10,271
Transfers out of Level 3, Assets	4,087	(55,284)
Level 3 assets, Ending balance	44,136	15,035
Change in unrealized gains (losses) for assets still held at period end	23,415	(14,426)
Trading derivatives—net | Interest rate contracts—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	39,486	48,629
Total gains (losses) for the period included in earnings, Assets	(10,625)	(16,890)
Total gains (losses) for the period included in other comprehensive income, Assets	(602)	(1,036)
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	2,889	1,267
Transfers into Level 3, Assets	(13,741)	10,595
Transfers out of Level 3, Assets	5,383	(53,445)
Level 3 assets, Ending balance	22,790	(10,880)
Change in unrealized gains (losses) for assets still held at period end	8,860	(18,757)
Trading derivatives—net | Foreign exchange contracts—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	10,198	11,345
Total gains (losses) for the period included in earnings, Assets	3,559	(2,797)
Total gains (losses) for the period included in other comprehensive income, Assets	862	999
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	434	417
Transfers into Level 3, Assets	(1,118)	(324)
Transfers out of Level 3, Assets	(1,164)	59
Level 3 assets, Ending balance	12,771	9,699
Change in unrealized gains (losses) for assets still held at period end	6,085	(2,220)
Trading derivatives—net | Equity contracts—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	8,258	16,928
Total gains (losses) for the period included in earnings, Assets	9,284	8,065
Total gains (losses) for the period included in other comprehensive income, Assets	725	1,874
Purchases, Assets	0	4
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(10,713)	(11,696)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	(132)	(116)
Level 3 assets, Ending balance	7,422	15,059
Change in unrealized gains (losses) for assets still held at period end	8,565	7,327
Trading derivatives—net | Commodity contracts—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	(45)	91
Total gains (losses) for the period included in earnings, Assets	25	(128)
Total gains (losses) for the period included in other comprehensive income, Assets	(4)	(1)
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(6)	(6)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	(30)	(44)
Change in unrealized gains (losses) for assets still held at period end	26	(128)
Trading derivatives—net | Credit derivatives—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	660	3,739
Total gains (losses) for the period included in earnings, Assets	(180)	(661)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(64)	(99)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	(1,782)
Level 3 assets, Ending balance	416	1,197
Change in unrealized gains (losses) for assets still held at period end	(179)	(648)
Trading derivatives—net | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	349	364
Total gains (losses) for the period included in earnings, Assets	60	(5)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	670	0
Issues, Assets	(312)	(355)
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	767	4
Change in unrealized gains (losses) for assets still held at period end	58	0
Available-for-sale debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	204,805	253,964
Total gains (losses) for the period included in earnings, Assets	(12,495)	1,681
Total gains (losses) for the period included in other comprehensive income, Assets	12,193	20,605
Purchases, Assets	39	205,826
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(7,598)	(140,321)
Transfers into Level 3, Assets	0	26
Transfers out of Level 3, Assets	(743)	0
Level 3 assets, Ending balance	196,201	341,781
Change in unrealized gains (losses) for assets still held at period end	(390)	18,340
Available-for-sale debt securities | Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	5,172	2,000
Total gains (losses) for the period included in earnings, Assets	324	(2)
Total gains (losses) for the period included in other comprehensive income, Assets	(139)	243
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	(4)
Transfers into Level 3, Assets	0	26
Transfers out of Level 3, Assets	(743)	0
Level 3 assets, Ending balance	4,614	2,263
Change in unrealized gains (losses) for assets still held at period end	157	241
Available-for-sale debt securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	15	15
Total gains (losses) for the period included in earnings, Assets	0	0
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	15	15
Change in unrealized gains (losses) for assets still held at period end	0	0
Available-for-sale debt securities | Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	132,951	182,938
Total gains (losses) for the period included in earnings, Assets	0	1,597
Total gains (losses) for the period included in other comprehensive income, Assets	9,973	15,841
Purchases, Assets	0	205,611
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	(133,267)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	142,924	272,720
Change in unrealized gains (losses) for assets still held at period end	9,973	13,492
Available-for-sale debt securities | Other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	66,667	69,011
Total gains (losses) for the period included in earnings, Assets	(12,819)	86
Total gains (losses) for the period included in other comprehensive income, Assets	2,359	4,521
Purchases, Assets	39	215
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(7,598)	(7,050)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	48,648	66,783
Change in unrealized gains (losses) for assets still held at period end	(10,520)	4,607
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	87,814	74,287
Total gains (losses) for the period included in earnings, Assets	(149)	4,945
Total gains (losses) for the period included in other comprehensive income, Assets	445	268
Purchases, Assets	5,390	5,900
Issues, Assets	0	0
Sales, Assets	(519)	(1,474)
Settlements, Assets	0	0
Transfers into Level 3, Assets	779	0
Transfers out of Level 3, Assets	(1,892)	(462)
Level 3 assets, Ending balance	91,868	83,465
Change in unrealized gains (losses) for assets still held at period end	(542)	4,063
Equity securities | Nonmarketable equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	87,814	74,287
Total gains (losses) for the period included in earnings, Assets	(149)	4,945
Total gains (losses) for the period included in other comprehensive income, Assets	445	268
Purchases, Assets	5,390	5,900
Issues, Assets	0	0
Sales, Assets	(519)	(1,474)
Settlements, Assets	0	0
Transfers into Level 3, Assets	779	0
Transfers out of Level 3, Assets	(1,892)	(462)
Level 3 assets, Ending balance	91,868	83,465
Change in unrealized gains (losses) for assets still held at period end	(542)	4,063
Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	139,120	92,292
Total gains (losses) for the period included in earnings, Assets	(400)	(128)
Total gains (losses) for the period included in other comprehensive income, Assets	133	101
Purchases, Assets	8,898	27,955
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(17,721)	(48)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	130,030	120,173
Change in unrealized gains (losses) for assets still held at period end	¥ (400)	¥ (128)